REGULATORY FRAMEWORK - Universal Service Regulation (Details) - ARS ($) $ in Millions		12 Months Ended
	May 31, 2016	Dec. 31, 2019	Sep. 13, 2012	Apr. 08, 2011
Regulatory framework
Contribution to SU Fund, percentage		1.00%
Investments included in the unrecorded accounts receivable				$ 8,020
Additional investments included in the unrecorded accounts receivable				$ 1,350
Deposit payable, as required by the CNC			$ 208
Receivable from regulatory authority		$ 7,964
Minimum
Regulatory framework
Minimum percentage of teledensity required for not providing contribution to SU fund		15.00%
ICT Services
Regulatory framework
Contribution to SU Fund, percentage	1.00%	1.00%